February 15, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	X-Square Series Trust, File Nos. 333-261910 811-23769

Dear SEC Staff:

On behalf of X-Square Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Amendment”).

If you have any questions concerning this filing, please contact the undersigned at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla

Thompson Hine llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	O: 614.469.3200
	Columbus, Ohio 43215-6101	F: 614.469.3361